Consolidated and Carve-Out Combined Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Owner's Net Investment [Member]	Total
Balance at Dec. 31, 2012				$ (947)	$ 175,781	$ 174,834
Net distributions to Old FSV					(13,403)	(13,403)
Net earnings					3,195	3,195
Other comprehensive earnings				2,174		2,174
Subordinate Voting Shares:
Stock option expense					1,860	1,860
Balance at Dec. 31, 2013				1,227	167,433	168,660
Net distributions to Old FSV					(24,624)	(24,624)
Net earnings					12,970	12,970
Other comprehensive earnings				24		24
Subordinate Voting Shares:
Stock option expense					1,719	1,719
Balance at Dec. 31, 2014				1,251	157,498	158,749
Balance (in Shares) at Dec. 31, 2014	0
Net distributions to Old FSV					(7,470)	(7,470)
Net earnings			$ 18,187		3,208	21,395
Issuance of common stock in connection with the Arrangement	$ 130,471				(130,471)
Issuance of common stock in connection with the Arrangement (in Shares)	35,970,605
Settlement of owner's net investment to contributed surplus in connection with the Arrangement		$ 33,095			(22,765)	10,330
Other comprehensive earnings				(4,124)		(4,124)
Subsidiaries’ equity transactions		421			$ 421
Subordinate Voting Shares:
Stock option expense		1,191				1,191
Stock options exercised	$ 7,524	(744)				6,780
Stock options exercised (in Shares)	480,000
Tax benefit on options exercised		10,017				10,017
Dividends			(10,796)			(10,796)
Purchased for cancellation	$ (1,924)		(17,543)			(19,467)
Purchased for cancellation (in Shares)	(511,594)
Balance at Dec. 31, 2015	$ 136,071	$ 43,980	$ (10,152)	$ (2,873)		$ 167,026
Balance (in Shares) at Dec. 31, 2015	35,939,011